Biotricity, Inc. - Statements of Cash Flows - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended								24 Months Ended
	Dec. 31, 2017		Mar. 31, 2017		Dec. 31, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Mar. 31, 2017		Dec. 31, 2016		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2017
Cash flow from operating activities:
Net loss	$ (2,095,590)		$ (1,797,610)		$ (2,624,670)		$ (1,269,151)		$ (5,832,264)		$ (6,011,680)		$ (7,809,291)		$ (7,280,831)		$ (4,648,598)		$ (5,185,852)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation			221,078						646,970		405,058		626,136		405,058		984,283		2,257,953
Issuance of shares for services			212,880						1,325,128		805,329		1,018,210		805,329
Issuance of warrants for services			402,206										876,438		474,232		672,749		672,749
Issuance of warrants for services, at fair value									272,630		474,232
Accretion expense and day one derivative loss		[1]	276,375	[1]	307,216	[1]	73,572	[1]	879,416	[1]	901,296	[1]	1,177,674	[1]	974,871	[1]	133,447	[1]	59,875	[1]	$ 585,200
Change in fair value of derivative liabilities			(25,006)				618,959		20,588		714,454		689,447		1,333,412		614,933		(4,026)
Fair value of warrants issued																			672,749
Changes in operating assets and liabilities:
Harmonized sales tax recoverable			9,232				9,483		(27,052)		18,358		28,614		27,841		46,603		25,437
Deposits and other receivables			(10,761)				21,656		(14,977)		838,492		35,909		38,267		(37,032)		(77,740)
Accounts payable and accrued liabilities			(374,855)				(6,030)		(507,365)		16,613		(392,002)		838,182		423,468		287,629
Net Cash used in operating activities			(1,086,461)				(551,511)		(3,236,926)		(1,837,848)		(3,748,865)		(2,383,639)		(1,810,147)		(1,963,975)
Cash flows from financing activities:
Issuance of shares, net			1,237,923						4,860,970				1,237,923
Proceeds from exercise of warrants									428,311		105,500		105,500		105,500		471,817		707,196
Proceeds from issuance of convertible notes, net of issuance costs			225,000				175,000						2,455,000		2,074,700		1,464,149		1,289,149
Proceeds from issuance of stock options																	283		283
Issuance of convertible debentures, net											1,899,700
Due to shareholders			23,179				50,724				(50,724)		169,081				50,724
Net Cash provided by financing activities			1,486,102				225,724		5,289,281		1,954,476		3,967,504		2,180,200		1,986,973		1,996,628
Effect of foreign currency translation			4,568				(31,171)		5,039		(149,612)		152,586		(186,503)		(258,478)		(70,651)
Net increase (decrease) in cash during the period			399,641				(325,787)		2,052,355		116,628		218,639		(203,439)		176,826		32,653
Cash, beginning of period			20,659				410,601		424,868		53,643		53,643		410,601		135,295		448,599		410,601
Cash, end of period	$ 2,482,262		$ 424,868		$ 20,659		$ 53,643		$ 2,482,262		$ 20,659		$ 424,868		$ 20,659		$ 53,643		$ 410,601		$ 2,482,262

[1]	See Notes to Financials